Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Lease, Cost [Table Text Block]
Year Ended December 31, 2019
Cash payments for operating leases	$438
New operating lease assets obtained in exchange for operating lease liabilities	$1,590

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Leases
2020	$422
2021	365
2022	347
2023	346
2024	86
Total future lease payments	1,566
Less imputed interest	(148)
Total lease liability balance	$1,418

Schedule of Future Minimum Rental Payments For Operating Leases With Remaining Non Cancellable Lease Terms [Table Text Block]
2019	$412
2020	373
2023	90
Total future lease payments	$875